UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.38%
	Consumer Discretionary - 13.10%
	Auto Components - 3.77%
135,400	Gentex Corp.	$2,406,058
68,500	Johnson Controls, Inc.	2,468,740
		4,874,798
	Hotels Restaurants & Leisure - 6.50%
47,300	Carnival Corp. (b)	2,104,377
20,700	Las Vegas Sands Corp. (a)	2,133,135
49,500	McDonald's Corp.	2,916,045
32,700	Yum! Brands, Inc.	1,251,429
		8,404,986
	Specialty Retail - 1.71%
48,200	Tiffany & Co.	2,218,646

	Textiles, Apparel & Luxury Goods - 1.12%
23,500	Polo Ralph Lauren Corp.	1,452,065
	Total Consumer Discretionary	16,950,495

	Consumer Staples - 9.38%
	Beverages - 2.56%
53,900	The Coca-Cola Co.	3,307,843

	Food Products - 1.39%
30,850	Wm. Wrigley Jr. Co.	1,806,268

	Household Products - 5.43%
27,000	Colgate-Palmolive Co.	2,104,920
28,600	Kimberly-Clark Corp.	1,983,124
40,015	Procter & Gamble Co.	2,937,901
		7,025,945
	Total Consumer Staples	12,140,056

	Energy - 2.66%
	Energy Equipment & Services - 1.76%
60,200	Halliburton Co.	2,282,182

	Oil & Gas - 0.90%
39,900	World Fuel Services Corp.	1,158,297
	Total Energy	3,440,479

	Financials - 4.40%
	Insurance - 4.40%
53,100	AFLAC, Inc.	3,325,653
40,500	American International Group, Inc.	2,361,150
	Total Financials	5,686,803

	Health Care - 21.85%
	Health Care Equipment & Supplies - 10.00%
50,000	Baxter International, Inc.	2,902,500
42,600	DENTSPLY International, Inc.	1,917,852
62,500	Mentor Corp.	2,443,750
38,800	Sigma-Aldrich Corp.	2,118,480
49,700	Varian Medical Systems, Inc. (a)	2,592,352
12,100	Waters Corp. (a)	956,747
		12,931,681
	Health Care Providers & Services - 3.38%
77,100	IMS Health, Inc.	1,776,384
64,500	Pharmaceutical Product Development, Inc.	2,603,865
		4,380,249
	Pharmaceuticals - 8.47%
41,500	Abbott Laboratories	2,330,225
31,000	Johnson & Johnson	2,067,700
112,200	Schering-Plough Corp.	2,989,008
80,700	Wyeth	3,566,133
		10,953,066
	Total Health Care	28,264,996

	Industrials - 7.02%
	Air Freight & Logistics - 1.00%
29,000	Expeditors International Washington, Inc.	1,295,720

	Commercial Services & Supplies - 4.49%
45,800	Brady Corp.	1,607,122
46,500	Heidrick & Struggles International, Inc.	1,725,615
48,700	Monster Worldwide, Inc. (a)	1,577,880
23,600	Sotheby's	899,160
		5,809,777
	Machinery - 1.53%
63,800	Chart Industries, Inc. (a)	1,971,420
	Total Industrials	9,076,917

	Information Technology - 31.67%
	Communications Equipment - 3.44%
96,900	Cisco Systems, Inc. (a)	2,623,083
114,200	Motorola, Inc.	1,831,768
		4,454,851
	Electronic Equipment & Instruments - 5.40%
56,900	Dolby Laboratories, Inc. - Class A (a)	2,829,068
154,600	Jabil Circuit, Inc.	2,360,742
65,800	Molex, Inc.	1,796,340
		6,986,150
	IT Services - 1.05%
56,000	Western Union Co.	1,359,680

	Semiconductor & Semiconductor Equipment - 14.89%
96,102	Applied Materials, Inc.		1,706,771
79,000	Broadcom Corp. - Class A (a)		2,065,060
56,105	Cabot Microelectronics Corp. (a)		2,014,731
59,200	FormFactor, Inc. (a)		1,959,520
116,600	Intel Corp.		3,108,556
43,500	KLA-Tencor Corp.		2,094,960
116,500	MKS Instruments, Inc. (a)		2,229,810
111,400	National Semiconductor Corp.		2,522,096
46,900	SanDisk Corp. (a)		1,555,673
			19,257,177
	Software - 6.89%
59,000	F5 Networks, Inc. (a)		1,682,680
67,600	Microsoft Corp.		2,406,560
106,000	Oracle Corp. (a)		2,393,480
116,500	Red Hat, Inc. (a)		2,427,860
			8,910,580
	Total Information Technology		40,968,438

	Materials - 1.30%
	Chemicals - 1.30%
32,800	Ecolab Inc.		1,679,688
	Total Materials		1,679,688

	TOTAL COMMON STOCKS (Cost $95,071,852)		118,207,872

	SHORT TERM INVESTMENTS - 8.70%
	Investment Companies - 0.70%
913,678	SEI Daily Income Trust Treasury II Fund - Class B		913,678
	Total Investment Companies		913,678

	U.S. Treasury Bills - 8.00%
	Public Finance, Taxation and Monetary Policy - 8.00%
1,751,000	2.73%, 01/03/2008		1,750,734
2,034,000	2.44%, 01/10/2008		2,032,759
1,510,000	2.25%, 01/17/2008		1,508,487
5,059,000	2.61%, 01/24/2008		5,050,580
	Total U.S. Treasury Bills		10,342,560

	TOTAL SHORT TERM INVESTMENTS (Cost $11,256,238)		11,256,238

	Total Investments (Cost $106,328,090) - 100.08%		129,464,110
	Liabilities in Excess of Other Assets - (0.08)%		(109,640)
	TOTAL NET ASSETS - 100.00%		$129,354,470

(a)	Non Income Producing
(b)	Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$ 106,328,090
	Gross unrealized appreciation	26,504,510
	Gross unrealized depreciation	(3,368,490)
	Net unrealized appreciation	$ 23,136,020

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo USA Global Fund, Inc.

By  /s/ Kent W. Gasaway
                             Kent W. Gasaway, President and Treasurer

Date  2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo USA Global Fund, Inc.

By  /s/ Kent W. Gasaway
                             Kent W. Gasaway, President and Treasurer

Date  2/26/08